EMPLOYEE BENEFITS - Post-employment and long-term benefits movements (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	$ 475,356	$ 559,695
Balance at the end of the year	331,411	475,356	$ 559,695
Long-Term Benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	134,831	180,090
Balance at the end of the year	133,085	134,831	180,090
Plan obligation | Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	522,196	597,936	590,914
Business combination			13,632
Service costs	3,845	2,749	3,819
Interests cost	30,778	30,705	29,632
Gain on settlements		278
Net defined benefit liability asset After Adjustment	556,819	631,668	637,997
Changes in actuarial assumptions from changes in demographic assumptions		(15)
Changes in actuarial assumptions from changes in financial assumptions	(69,967)	(54,996)	(6,152)
Changes in actuarial assumptions from changes in the experience	2,167	(21,264)	9,686
Total changes in actuarial assumptions	(67,800)	(76,275)	3,534
Payments to employees	(51,306)	(51,591)	(53,327)
Liquidation of entities	(432)
Loss of control in subsidiary	(98,024)
Discontinued operations	6,251	15,125	4,465
Reclassification BAC		(1,002)	4,539
Effect of movements in exchange rates	4,079	4,271	728
Balance at the end of the year	349,587	522,196	597,936
Plan obligation | Long-Term Benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	134,831	180,090	186,333
Service costs	14,815	18,454	17,915
Interests cost	8,949	7,982	8,563
Past Service Costs		(28,009)	(15,659)
Net defined benefit liability asset After Adjustment	158,595	178,517	197,152
Changes in actuarial assumptions from changes in demographic assumptions		(86)
Changes in actuarial assumptions from changes in financial assumptions	(14,149)	(19,976)	3,823
Changes in actuarial assumptions from changes in the experience	10,456	(2,893)	7,626
Total changes in actuarial assumptions	(3,693)	(22,955)	11,449
Payments to employees	(21,817)	(20,731)	(28,511)
Balance at the end of the year	133,085	134,831	180,090
Plan Assets | Post-Employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Balance at the beginning of the year	(46,840)	(38,241)	(22,756)
Business combination			(13,632)
Interests cost	(427)	(522)	(38)
Loss of control in subsidiary	27,269
Discontinued operations		(798)	(825)
Recognition of the plan assets			(840)
Remeasurements on plan assets	5,885	(1,676)	236
Reclassification BAC		(3,189)	300
Effect of movements in exchange rates	(4,063)	(2,414)	(686)
Balance at the end of the year	$ (18,176)	$ (46,840)	$ (38,241)